Accounts Receivables, net (Tables)	12 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of Accounts Receivables Net
	As of June 30,
	2025	2024	2023
	US$	US$	US$
Less than 6 months	3,030,000	540,000	-
More than 6 months but less than 1 year	-	-	-
More than 1 year	378,626	-	-
	3,408,626	540,000	-
Allowance for credit losses	(189,313)	-	-

Total	3,219,313	540,000	-

Schedule of Accounts Receivable Allowance
Amount
US$

Balance as of June 30, 2022	-
Addition	-
Write off	-
Effect of exchange rate difference	-
Balance as of June 30, 2023	-
Addition	-
Write off	-
Effect of exchange rate difference	-
Balance as of June 30, 2024	-
Addition	(190,786)
Write off	-
Effect of exchange rate difference	1,473
Balance as of June 30, 2025	(189,313)